BORROWINGS - Corporate Borrowings credit facilities and medium term notes narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	$ 24,850		$ 21,529
Maximum capacity		$ 1,000	$ 500